Organization and principal activities - Summary of assets and liabilities of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	$ 16,671	¥ 119,422	¥ 119,171	¥ 92,178
Restricted cash	55	391	376
Prepayments and other current assets	2,302	16,503	14,264
Total current assets	26,582	190,430	184,615
Non-current assets:
Property and equipment, net	440	3,151	4,573
Operating lease right-of-use assets	2,429	17,399	17,146
Intangible assets, net	1,689	12,100	13,767
Goodwill	5,275	37,785	37,785
Long-term investments	15,822	113,339	113,506
Deferred tax assets	2	11	131
Other non-current assets	945	6,779	6,510
Total non-current assets	26,602	190,564	193,418
Total assets	53,184	380,994	378,033
Current liabilities:
Short-term loan			3,000
Accounts payable	5,359	38,387	32,691
Deferred revenue and customer deposits	13,718	98,267	87,070
Operating lease liabilities	665	4,766	4,461
Accrued liabilities and other current liabilities	9,555	68,449	74,370
Total current liabilities	37,369	267,697	261,633
Non-current liabilities:
Operating lease liabilities	1,822	13,055	13,376
Deferred tax liabilities	296	2,118	3,059
Other non-current liabilities	79	567	567
Total non-current liabilities	2,197	15,740	17,002
Total liabilities	39,566	283,437	278,635
VIE
Current assets:
Cash and cash equivalents	9,055	64,864	84,136
Accounts and notes receivable, net	7,481	53,593	50,032
Prepayments and other current assets	1,611	11,544	11,412
Amounts due from the Company and its subsidiaries	33,511	240,061	232,201
Total current assets	51,658	370,062	377,781
Non-current assets:
Property and equipment, net	329	2,360	3,680
Operating lease right-of-use assets	1,398	10,015	8,879
Intangible assets, net	1,643	11,772	13,765
Goodwill	5,275	37,785	37,785
Long-term investments	11,041	79,095	79,120
Deferred tax assets	2	11	131
Other non-current assets	143	1,021	731
Total non-current assets	19,831	142,059	144,091
Total assets	71,489	512,121	521,872
Current liabilities:
Short-term loan	0	0	3,000
Accounts payable	4,520	32,378	26,479
Deferred revenue and customer deposits	16,750	119,993	129,918
Operating lease liabilities	423	3,027	2,750
Accrued liabilities and other current liabilities	7,802	55,889	68,349
Amounts due to the Company and its subsidiaries	62,273	446,098	439,818
Total current liabilities	91,768	657,385	670,314
Non-current liabilities:
Operating lease liabilities	992	7,103	6,437
Deferred tax liabilities	296	2,118	3,059
Other non-current liabilities	79	567	567
Total non-current liabilities	1,367	9,788	10,063
Total liabilities	$ 93,135	¥ 667,173	¥ 680,377